Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, N.W.
                                                 Second Floor
                                                 Washington, D.C.   20036-1800
                                                 202-778-9059
                                                 202-778-9100 - Facsimile

                                                 Robert J. Zutz
                                                 202.778.9059
                                                 Fax:  202.778.9100
                                                 rzutz@kl.com


                                  March 5, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   Meehan Mutual Funds, Inc.
                        File Nos. 333-86655 and 811-9575
                        --------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 ("PEA No. 3") to its Registration Statement on Form N-1A and that PEA No. 3 was filed electronically.

      If there are any questions  concerning  this filing,  please contact me at
(202) 778-9059.

                                Very truly yours,

                                /s/ Robert J. Zutz

                                Robert J. Zutz



cc:  Thomas P. Meehan
      Meehan Mutual Funds, Inc.